INVENTORIES, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories consisted of the following:

	As of
	June 30, 2025	December 31, 2024
Finished goods(1)	$3,965,855	$5,018,907
Raw materials(2)	6,537,935	3,573,860
Total Inventory	$10,503,790	$8,592,767

(1)	Finished goods includes electric vehicles and accessories.

(2)	Raw materials mainly include parts, and battery cells.

Based on historical observations, the write-downs were immaterial to be recognized for the inventories for the six months ended June 30, 2025 and 2024.

6. INVENTORIES

As of December 31, 2024 and 2023, inventories consisted of the following:

	As of
	December 31,2024	December 31,2023
Finished goods(1)	$5,018,907	$3,287,637
Raw materials(2)	3,573,860	2,426,168
WIP(3)	-	23,976
Total Inventory	$8,592,767	$5,737,781

(1)	Finished goods includes electric vehicles and accessories.

(2)	Raw materials mainly include parts, and battery cells.

(3)	Work-in-process includes cost incurred to build prototypes with customized software.

Based on historical observations, the write-downs were immaterial to be recognized for the inventories for the years ended December 31, 2024 and 2023.